Income Taxes (Details) - HKD ($)	1 Months Ended	6 Months Ended
	Mar. 16, 2007	Jun. 30, 2024
Inland Revenue, Hong Kong [Member] | Minimum [Member]
Income Taxes [Line Items]
Applicable tax rate		8.25%
Profits amount (in Dollars)		$ 2,000,000
Inland Revenue, Hong Kong [Member] | Maximum [Member]
Income Taxes [Line Items]
Applicable tax rate		16.50%
Profits amount (in Dollars)		$ 2,000,000
PRC [Member]
Income Taxes [Line Items]
Applicable tax rate		25.00%
Percentage of uniform rate	25.00%
PRC [Member] | High and New Technology Enterprises [Member]
Income Taxes [Line Items]
Applicable tax rate		15.00%